EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.13 - Schedule 2

Loan ID	Seller Loan ID	Marketing ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED		1001	D	A	D	A	D	A	C	A	Closed	FCOM5454	REDACTED	REDACTED	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Note	Resolved-Document Uploaded. - Due Diligence Vendor-REDACTED Ready for Review-Document Uploaded. - Seller-0REDACTED Open- - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. - Seller-0REDACTED	Resolved-Document Uploaded. - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	1001	D	A	D	A	D	A	C	A	Closed	FCRE5116	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-REDACTED
																						Open-First mortgage and investment property mortgage payment history for 12 months required. No mortgages on credit report. (Prior to guideline change.) VOM for both required. - Due Diligence Vendor-REDACTED		Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-REDACTED				Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	1001	D	A	D	A	D	A	C	A	Closed	FCRE1148	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of REDACTED is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-REDACTED
Resolved-Received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Please see attached FTP - Seller-REDACTED
																						Open-Title Coverage Amount of REDACTED is Less than Total Amount of Subject Lien(s) There is no Policy amount listed on the Title and there is no Title Supplement provided. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Please see attached FTP - Seller-REDACTED	Resolved-Title Coverage Amount of REDACTED0 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-REDACTED Resolved-Received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	1001	D	A	D	A	D	A	C	A	Closed	FCRE1254	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Property Title Issue Resolved - Due Diligence Vendor-REDACTED
Resolved-TItle company email verifying payoffs & removal of REDACTED on final title policy - pg 285 - Due Diligence Vendor-0REDACTED
Open-Pg 292 - Item REDACTED - financing statement to REDACTED must be paid off/removed. - Due Diligence Vendor-REDACTED	Resolved-Property Title Issue Resolved - Due Diligence Vendor-REDACTED
 Resolved-TItle company email verifying payoffs & removal of REDACTED on final title policy - pg 285 - Due Diligence Vendor-REDACTED
																												Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	1001	D	A	D	A	D	A	C	A	Closed	FCRE2109	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved- - Due Diligence Vendor-REDACTED
Open-Missing lender income calculation worksheet.  Additionally, TPR income calculation varies from lender.  Lender submitted income as REDACTED /month.  P&L calculation - based on guidelines/application date - service related business is minimum  REDACTED expense factor.  TPR calculation = REDACTED*.REDACTED8=REDACTED = REDACTED/month

																						**Note - lender qualified at start rate, not at the greater of the note rate or fully indexed rate. Increase of REDACTED in payment for qualifying. This and the income difference qual the DTI difference. - Due Diligence Vendor-REDACTED						Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	1001	D	A	D	A	D	A	C	A	Closed	FVAL2477	REDACTED	REDACTED	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Resolved-Received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Please see attached.  - Seller-REDACTED
																						Open-Appraisal is missing 1007 Single Family Comparable Rent Schedule - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Please see attached. - Seller-REDACTED	Resolved-Received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	1002	D	A	D	A	A	A	C	A	Closed	FCRE1148	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of REDACTED is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-REDACTED
Resolved-Received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Please see attached FTP - Seller-REDACTED
Open-Title Coverage Amount of REDACTED is Less than Total Amount of Subject Lien(s) There is no Policy amount listed on the Title and there is no Title Supplement provided.
																						- Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Please see attached FTP - Seller-REDACTED	Resolved-Title Coverage Amount of REDACTED is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-REDACTED Resolved-Received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	1002	D	A	D	A	A	A	C	A	Closed	FCRE1254	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Property Title Issue Resolved - Due Diligence Vendor-REDACTED
Resolved-Email from title company REDACTED inidicating this item will be removed from FTP - Due Diligence Vendor-REDACTED
																						Open-Verification item REDACTED to REDACTED & item REDACTED pg 311 - Financing satement to REDACTEDl must be removed/paid in full - Due Diligence Vendor-REDACTED		Resolved-Property Title Issue Resolved - Due Diligence Vendor-REDACTED Resolved-Email from title company REDACTED inidicating this item will be removed from FTP - Due Diligence Vendor-REDACTED				Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED		1002	D	A	D	A	A	A	C	A	Closed	FVAL2477	REDACTED	REDACTED	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Resolved-1007 received - Due Diligence Vendor-REDACTED Ready for Review-Document Uploaded. Please see attached. - Seller-REDACTED Open-Form 1007 missing from appraisal - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Please see attached. - Seller-REDACTED	Resolved-1007 received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	1002	D	A	D	A	A	A	C	A	Closed	FCRE2109	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-1008 pg 30 - Due Diligence Vendor-REDACTED
																						Open-Missing lender income calculation worksheet. Additionally, TPR income calculation varies from lender. Lender submitted income as REDACTED/month. P&L calculation - based on guidelines/application date - service related business is minimum REDACTED% expense factor. TPR calculation = REDACTED=REDACTED = REDACTED/month **Note - lender qualified at start rate, not at the greater of the note rate or fully indexed rate. Increase of REDACTED in payment for qualifying. This and the income difference qual the DTI difference. - Due Diligence Vendor-REDACTED		Resolved-1008 pg 30 - Due Diligence Vendor-REDACTED				Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A